Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Relationships

Related party balances as of June 30, 2026 and December 31, 2025, and transactions for the six months ended June 30, 2026 and 2025 are as follows:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

Schedule of Related Party Transactions
(2)	Sales of products to a related party:

	For the Six Months Ended June 30,
	2026	2025
Jiangsu Hephaesi Semiconductor Co., Ltd	$61,961	$480,183
(3)	Purchases from a related party:

	For the Six Months Ended June 30,
	2026	2025
Anhui Zhongke	$41,722	$144,628
(4)	Accounts receivable-a related party:

	As of June 30,	As of December 31,
	2026	2025

Jiangsu Hephaesi Semiconductor Co., Ltd	$75,862	$516,290
(5)	Due to a related party:

	As of June 30,	As of December 31,
	2026	2025

Mr. Yujun Xiao	$403,317	$—
(6)	Due from a related party:

	As of June 30,	As of December 31,
	2026	2025

Mr. Yujun Xiao	$—	$2,292